UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: Corporate High Yield Fund VI, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Corporate High Yield Fund VI, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2005

                                       Face
Industry+                            Amount  Corporate Bonds                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 5.0%      $ 3,901,000  Alliant Techsystems, Inc., 3% due 8/15/2024 (a)(h)                   $   4,291,100
                                  3,650,000  DRS Technologies, Inc., 6.875% due 11/01/2013 (a)                        3,723,000
                                  1,600,000  Esterline Technologies Corp., 7.75% due 6/15/2013                        1,704,000
                                  1,300,000  K&F Acquisition, Inc., 7.75% due 11/15/2014 (a)                          1,300,000
                                  2,875,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014 (a)                    3,011,563
                                  3,300,000  Titan Corp., 8% due 5/15/2011                                            3,531,000
                                  4,050,000  Transdigm, Inc., 8.375% due 7/15/2011                                    4,212,000
                                  3,825,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                       3,738,938
                                                                                                                  -------------
                                                                                                                     25,511,601
-------------------------------------------------------------------------------------------------------------------------------
Airlines - 2.5%                   4,325,000  American Airlines, Inc. Series 2001-2, 7.80% due 4/01/2008               3,918,094
                                             Continental Airlines, Inc.:
                                  1,500,000       8% due 12/15/2005                                                   1,468,125
                                  3,454,647       Series 1997-4-B, 6.90% due 1/02/2017                                2,694,859
                                    120,151       Series 1998-1-C, 6.541% due 9/15/2009                               103,216
                                  1,300,000       Series 1998-3, 7.25% due 11/01/2005                                 1,247,673
                                  1,773,019       Series 2001-1-C, 7.033% due 6/15/2011                               1,459,620
                                             Delta Air Lines, Inc.:
                                  2,150,000       7.90% due 12/15/2009                                                  806,250
                                  3,260,000       2.875% due 2/18/2024 (a)(h)                                         1,210,275
                                                                                                                  -------------
                                                                                                                     12,908,112
-------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%                 2,475,000  Autocam Corp., 10.875% due 6/15/2014                                     1,181,812
                                             Metaldyne Corp.:
                                  2,850,000       11% due 6/15/2012                                                   2,023,500
                                  1,924,000       10% due 11/01/2013 (a)                                              1,616,160
                                                                                                                  -------------
                                                                                                                      4,821,472
-------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 5.3%               4,325,000  Granite Broadcasting Corp., 9.75% due 12/01/2010                         3,957,375
                                  2,225,000  Nextmedia Operating, Inc., 10.75% due 7/01/2011                          2,425,250
                                             Paxson Communications Corp.:
                                  3,425,000       10.75% due 7/15/2008                                                3,356,500
                                    950,000       12.121%* due 1/15/2009                                                878,750
                                  2,800,000  Radio One, Inc., 6.375% due 2/15/2013 (a)                                2,765,000
                                  5,250,000  Salem Communications Corp., 7.75% due 12/15/2010                         5,433,750
                                             Sinclair Broadcast Group, Inc.:
                                    650,000       8% due 3/15/2012                                                      674,375
                                  5,030,000       Class A, 4.875% due 7/15/2018 (h)                                   4,445,263
                                  3,775,000  Young Broadcasting, Inc., 8.75% due 1/15/2014                            3,416,375
                                                                                                                  -------------
                                                                                                                     27,352,638
-------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.7%      3,550,000  NTL Cable Plc, 8.141% due 10/15/2012 (c)                                 3,621,000
-------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 8.3%               1,300,000  Adelphia Communications Corp., 6% due 2/15/2006 (b)(h)                      68,250
                                  3,750,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                        3,975,000
                                  3,125,000  Century Communications Series B, 9.05% due 1/15/2008 (b)                 1,890,625
                                  8,000,000  Charter Communications Holdings LLC, 10% due 4/01/2009                   6,160,000
                                  1,625,000  Charter Communications, Inc., 5.875% due 11/16/2009 (a)(h)                 999,375
                                             Intelsat Bermuda Ltd. (a):
                                  4,200,000       7.794% due 1/15/2012 (c)                                            4,263,000
                                  4,575,000       8.625% due 1/15/2015                                                4,695,094
                                  5,975,000  Loral Cyberstar, Inc., 10% due 7/15/2006 (b)                             4,526,062
                                  6,225,000  Mediacom Broadband LLC, 11% due 7/15/2013                                6,738,562
                                    700,000  Mediacom LLC, 9.50% due 1/15/2013                                          694,750
                                             New Skies Satellites BV (a):
                                  1,325,000       8.539% due 11/01/2011 (c)                                           1,338,250
                                  1,600,000       9.125% due 11/01/2012                                               1,584,000
                                  2,250,000  Quebecor Media, Inc., 10.533%* due 7/15/2011                             2,227,500
                                  3,100,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (a)                 3,534,000
                                                                                                                  -------------
                                                                                                                     42,694,468
-------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2005

                                       Face
Industry+                            Amount  Corporate Bonds                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 8.5%                $ 2,434,000  BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014 (a)         $   2,732,165
                                             Crompton Corp.:
                                  2,800,000       9.164% due 8/01/2010 (c)                                            3,129,000
                                  2,225,000       9.875% due 8/01/2012                                                2,530,937
                                  3,355,000  Huntsman International, LLC, 10.125% due 7/01/2009                       3,480,812
                                  3,575,000  ISP Holdings, Inc. Series B, 10.625% due 12/15/2009                      3,816,313
                                  3,225,000  Innophos, Inc., 8.875% due 8/15/2014 (a)                                 3,144,375
                                             Millennium America, Inc.:
                                  3,750,000       7% due 11/15/2006                                                   3,825,000
                                  1,600,000       9.25% due 6/15/2008                                                 1,724,000
                                             Nalco Co.:
                                    800,000       7.75% due 11/15/2011                                                  836,000
                                  1,825,000       8.875% due 11/15/2013                                               1,907,125
                                  2,143,000  Nalco Finance Holdings, Inc., 9.11%* due 2/01/2014                       1,521,530
                                  5,100,000  Omnova Solutions, Inc., 11.25% due 6/01/2010                             5,304,000
                                  1,200,000  PCI Chemicals Canada, Inc., 10% due 12/31/2008                           1,254,000
                                             PolyOne Corp.:
                                  4,475,000       10.625% due 5/15/2010                                               4,844,188
                                    350,000        8.875% due 5/01/2012                                                 361,813
                                  3,171,000  Terra Capital, Inc., 11.50% due 6/01/2010                                3,583,230
                                                                                                                  -------------
                                                                                                                     43,994,488
-------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.7%        2,275,000  Sealy Mattress Co., 8.25% due 6/15/2014                                  2,303,438
                                  1,300,000  Tempur-Pedic, Inc., 10.25% due 8/15/2010                                 1,443,000
                                                                                                                  -------------
                                                                                                                      3,746,438
-------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 2.9%               Chattem, Inc.:
                                  2,550,000       6.33% due 3/01/2010 (c)                                             2,575,500
                                    950,000       7% due 3/01/2014                                                      971,375
                                  1,925,000  Church & Dwight Co., Inc., 6% due 12/15/2012 (a)                         1,925,000
                                  5,725,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                             5,896,750
                                  3,575,000  Samsonite Corp., 8.875% due 6/01/2011                                    3,753,750
                                                                                                                  -------------
                                                                                                                     15,122,375
-------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 7.8%          3,825,000  CBD Media, Inc., 8.625% due 6/01/2011                                    3,825,000
                                  3,625,000  CanWest Media, Inc., 8% due 9/15/2012 (a)                                3,770,000
                                  2,856,000  Dex Media West LLC, 9.875% due 8/15/2013                                 3,262,980
                                             Houghton Mifflin Co.:
                                  4,300,000       8.25% due 2/01/2011                                                 4,472,000
                                  2,825,000       10.377%* due 10/15/2013 (a)                                         1,935,125
                                  9,300,000  Liberty Media Corp., 0.75% due 3/30/2023 (h)                             9,974,250
                                             Primedia, Inc.:
                                    679,000       7.625% due 4/01/2008                                                  684,093
                                  2,375,000       8.875% due 5/15/2011                                                2,493,750
                                             Universal City Florida Holding Co. I:
                                  2,800,000       7.96% due 5/01/2010 (c)                                             2,912,000
                                  1,675,000       8.375% due 5/01/2010                                                1,725,250
                                  5,474,000  Yell Finance BV, 9.788%* due 8/01/2011                                   5,337,150
                                                                                                                  -------------
                                                                                                                     40,391,598
-------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &            3,175,000  Belden & Blake Corp., 8.75% due 7/15/2012                                2,873,375
Production - 1.5%                 4,250,000  Plains Exploration & Production Co. Series B, 8.75% due 7/01/2012        4,632,500
                                                                                                                  -------------
                                                                                                                      7,505,875
-------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 3.7%             1,475,000  Aventine Renewable Energy Holdings, Inc., 9.41%
                                             due 12/15/2011 (a)(c)                                                    1,342,250
                                  3,975,000  Dresser, Inc., 9.375% due 4/15/2011                                      4,143,937
                                  1,127,000  Energy Corp. of America Series A, 9.50% due 5/15/2007                    1,124,182
                                  6,075,000  Ocean Rig Norway AS, 10.25% due 6/01/2008                                6,181,313

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2005

                                       Face
Industry+                            Amount  Corporate Bonds                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                             Star Gas Partners LP:
                                $ 1,750,000       10.25% due 2/15/2013                                            $   1,627,500
                                  1,375,000       10.25% due 2/15/2013 (a)                                            1,278,750
                                             Suburban Propane Partners, LP:
                                    625,000       6.875% due 12/15/2013                                                 587,500
                                  3,175,000       6.875% due 12/15/2013 (a)                                           2,984,500
                                                                                                                  -------------
                                                                                                                     19,269,932
-------------------------------------------------------------------------------------------------------------------------------
Financial - 0.9%                  4,625,000  Refco Finance Holdings LLC, 9% due 8/01/2012                             4,833,125
-------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 5.2%             1,300,000  AmeriQual Group LLC, 9% due 4/01/2012 (a)                                1,306,500
                                             Commonwealth Brands, Inc. (a):
                                  1,000,000       9.75% due 4/15/2008                                                 1,047,500
                                  4,750,000       10.625% due 9/01/2008                                               4,975,625
                                  4,475,000  Cott Beverages USA, Inc., 8% due 12/15/2011                              4,743,500
                                             Del Monte Corp.:
                                  1,950,000       8.625% due 12/15/2012                                               2,125,500
                                    800,000       6.75% due 2/15/2015 (a)                                               798,000
                                  2,550,000  Doane Pet Care Co., 10.75% due 3/01/2010                                 2,696,625
                                  2,075,000  Merisant Co., 10.25% due 7/15/2013 (a)                                   1,514,750
                                  3,475,000  New World Pasta Co., 9.25% due 2/15/2009 (b)                               243,250
                                  3,550,000  Smithfield Foods, Inc. Series B, 8% due 10/15/2009                       3,834,000
                                  2,150,000  Tabletop Holdings Inc., 12.25%* due 5/15/2014 (a)                          774,000
                                  2,625,000  The Wornick Co., 10.875% due 7/15/2011                                   2,625,000
                                                                                                                  -------------
                                                                                                                     26,684,250
-------------------------------------------------------------------------------------------------------------------------------
Gaming - 6.3%                     5,275,000  Boyd Gaming Corp., 8.75% due 4/15/2012                                   5,723,375
                                  2,300,000  Caesars Entertainment, Inc., 7.875% due 3/15/2010                        2,541,500
                                  3,100,000  Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010             3,596,000
                                  2,575,000  MGM Mirage, 9.75% due 6/01/2007                                          2,784,219
                                  5,925,000  Majestic Star Casino LLC, 9.50% due 10/15/2010                           6,147,187
                                  2,425,000  Pinnacle Entertainment, Inc., 8.25% due 3/15/2012                        2,437,125
                                  4,350,000  Poster Financial Group, Inc., 8.75% due 12/01/2011                       4,382,625
                                  4,400,000  Resorts International Hotel and Casino, Inc., 11.50% due 3/15/2009       4,994,000
                                                                                                                  -------------
                                                                                                                     32,606,031
-------------------------------------------------------------------------------------------------------------------------------
Health Care - 7.8%                           Alpharma, Inc.:
                                  4,775,000       3% due 6/01/2006 (h)                                                6,064,250
                                  3,500,000       8.625% due 5/01/2011 (a)                                            3,421,250
                                  4,400,000  DaVita, Inc., 7.25% due 3/15/2015 (a)                                    4,422,000
                                  3,425,000  Elan Finance Plc, 7.268% due 11/15/2011 (a)(c)                           2,962,625
                                  6,150,000  Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008            6,442,125
                                  4,625,000  Healthsouth Corp., 8.375% due 10/01/2011                                 4,590,312
                                  2,400,000  Select Medical Corp., 7.625% due 2/01/2015 (a)                           2,370,000
                                  4,425,000  US Oncology, Inc., 9% due 8/15/2012                                      4,734,750
                                  1,575,000  Vanguard Health Holding Co. II LLC, 9% due 10/01/2014                    1,701,000
                                  3,200,000  Ventas Realty LP, 6.75% due 6/01/2010 (a)                                3,264,000
                                                                                                                  -------------
                                                                                                                     39,972,312
-------------------------------------------------------------------------------------------------------------------------------
Housing - 3.3%                               Building Materials Corp. of America:
                                  2,500,000       8% due 10/15/2007                                                   2,475,000
                                  8,850,000       8% due 12/01/2008                                                   8,772,562
                                             Goodman Global Holding Co., Inc. (a):
                                    775,000       6.621% due 6/15/2012 (c)                                              740,125
                                  2,175,000       7.875% due 12/15/2012                                               1,957,500
                                  2,525,000  Texas Industries, Inc., 10.25% due 6/15/2011                             2,865,875
                                                                                                                  -------------
                                                                                                                     16,811,062
-------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2005

                                       Face
Industry+                            Amount  Corporate Bonds                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
Information Technology - 5.6%   $ 3,100,000  Advanced Micro Devices, Inc., 7.75% due 11/01/2012                   $   3,053,500
                                             Amkor Technology, Inc.:
                                  1,300,000       9.25% due 2/15/2008                                                 1,179,750
                                  3,275,000       7.125% due 3/15/2011                                                2,669,125
                                  5,590,000  Cypress Semiconductor Corp., 1.25% due 6/15/2008 (h)                     5,960,338
                                  3,200,000  Freescale Semiconductor, Inc., 5.891% due 7/15/2009 (c)                  3,312,000
                                             MagnaChip SemiConductor SA (a):
                                  1,050,000       6.66% due 12/15/2011 (c)                                              976,500
                                  1,050,000       8% due 12/15/2014                                                     913,500
                                  3,130,000  Quantum Corp., 4.375% due 8/01/2010 (h)                                  2,730,925
                                  1,300,000  Telcordia Technologies Inc., 10% due 3/15/2013 (a)                       1,137,500
                                  1,925,000  UGS Corp., 10% due 6/01/2012                                             2,117,500
                                  5,600,000  Viasystems, Inc., 10.50% due 1/15/2011                                   4,984,000
                                                                                                                  -------------
                                                                                                                     29,034,638
-------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.7%                               Felcor Lodging LP:
                                  4,850,000       7.78% due 6/01/2011 (c)                                             4,983,375
                                  2,500,000       9% due 6/01/2011                                                    2,662,500
                                  1,300,000  True Temper Sports, Inc., 8.375% due 9/15/2011                           1,176,500
                                                                                                                  -------------
                                                                                                                      8,822,375
-------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 5.9%              3,500,000  CPI Holdco, Inc., 8.83% due 2/01/2015 (a)(c)                             3,395,000
                                  1,275,000  Columbus McKinnon Corp., 8.50% due 4/01/2008                             1,262,250
                                  6,050,000  EaglePicher Inc., 9.75% due 9/01/2013 (b)                                4,053,500
                                  4,875,000  Invensys Plc, 9.875% due 3/15/2011 (a)                                   4,594,687
                                  4,175,000  Johnsondiversey, Inc. Series B, 9.625% due 5/15/2012                     4,195,875
                                  1,600,000  Mueller Group, Inc., 10% due 5/01/2012                                   1,680,000
                                  1,500,000  Rexnord Corp., 10.125% due 12/15/2012                                    1,605,000
                                  1,925,000  Superior Essex Communications LLC, 9% due 4/15/2012                      1,934,625
                                  5,750,000  Trimas Corp., 9.875% due 6/15/2012                                       4,657,500
                                  2,550,000  Tyco International Group SA, 2.75% due 1/15/2018 (h)                     3,270,375
                                                                                                                  -------------
                                                                                                                     30,648,812
-------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.1%                955,000  Asia Aluminum Holdings Ltd., 8% due 12/23/2011 (a)                         914,412
                                  3,050,000  Century Aluminum Co., 7.50% due 8/15/2014                                2,989,000
                                  3,250,000  Foundation PA Coal Co., 7.25% due 8/01/2014                              3,347,500
                                  3,450,000  Novelis, Inc., 7.25% due 2/15/2015 (a)                                   3,381,000
                                                                                                                  -------------
                                                                                                                     10,631,912
-------------------------------------------------------------------------------------------------------------------------------
Packaging - 4.9%                  4,300,000  AEP Industries, Inc., 7.875% due 3/15/2013 (a)                           4,294,513
                                  2,225,000  Consolidated Container Co. LLC, 10.75%* due 6/15/2009                    1,735,500
                                  1,250,000  Crown European Holdings SA, 10.875% due 3/01/2013                        1,442,187
                                  4,875,000  Owens-Brockway, 8.875% due 2/15/2009                                     5,179,688
                                             Pliant Corp.:
                                  3,256,550       11.625% due 6/15/2009 (a)(f)                                        3,441,568
                                  2,200,000       13% due 6/01/2010                                                   1,760,000
                                             Tekni-Plex, Inc.:
                                  1,275,000       12.75% due 6/15/2010                                                  847,875
                                    650,000       8.75% due 11/15/2013 (a)                                              559,000
                                             US Can Corp.:
                                  1,625,000       10.875% due 7/15/2010                                               1,616,875
                                  3,575,000       12.375% due 10/01/2010                                              3,289,000
                                  1,150,000  Wise Metals Group LLC, 10.25% due 5/15/2012                                948,750
                                                                                                                  -------------
                                                                                                                     25,114,956
-------------------------------------------------------------------------------------------------------------------------------
Paper - 6.4%                      5,900,000  Abitibi-Consolidated, Inc., 6.91% due 6/15/2011 (c)                      5,723,000
                                  2,125,000  Ainsworth Lumber Co. Ltd., 6.84% due 10/01/2010 (c)                      2,125,000
                                  2,675,000  Boise Cascade LLC, 6.016% due 10/15/2012 (a)(c)                          2,675,000
                                  5,425,000  Bowater, Inc., 6.41% due 3/15/2010 (c)                                   5,343,625
                                  1,850,000  Caraustar Industries, Inc., 9.875% due 4/01/2011                         1,762,125

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2005

                                       Face
Industry+                            Amount  Corporate Bonds                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                             Graphic Packaging International Corp.:
                                $ 1,875,000       8.50% due 8/15/2011                                             $   1,865,625
                                  2,050,000       9.50% due 8/15/2013                                                 1,998,750
                                  1,500,000  JSG Funding Plc, 9.625% due 10/01/2012                                   1,466,250
                                             NewPage Corp. (a):
                                  2,400,000       9.46% due 5/01/2012 (c)                                             2,352,000
                                  2,400,000       12% due 5/01/2013                                                   2,340,000
                                  3,250,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                   3,315,000
                                  1,716,000  Western Forest Products, Inc., 15% due 7/28/2009 (a)(f)                  1,758,070
                                                                                                                  -------------
                                                                                                                     32,724,445
-------------------------------------------------------------------------------------------------------------------------------
Retail - 0.9%                     4,625,000  Jean Coutu Group, Inc., 8.50% due 8/01/2014                              4,497,812
-------------------------------------------------------------------------------------------------------------------------------
Service - 5.9%                    3,600,000  Allied Waste North America, Inc. Series B, 8.875% due 4/01/2008          3,762,000
                                  4,500,000  Corrections Corp. of America, 7.50% due 5/01/2011                        4,618,125
                                  1,300,000  Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (a)                  1,222,000
                                  1,550,000  MSW Energy Holdings II LLC, 7.375% due 9/01/2010                         1,557,750
                                  2,400,000  MSW Energy Holdings LLC, 8.50% due 9/01/2010                             2,484,000
                                  5,125,000  United Rentals North America, Inc., 7.75% due 11/15/2013                 5,073,750
                                  5,150,000  Waste Services, Inc., 9.50% due 4/15/2014 (a)                            5,098,500
                                             Williams Scotsman, Inc.:
                                  6,100,000       9.875% due 6/01/2007                                                6,008,500
                                    650,000      10% due 8/15/2008                                                      702,000
                                                                                                                  -------------
                                                                                                                     30,526,625
-------------------------------------------------------------------------------------------------------------------------------
Steel - 0.1%                        700,000  Ucar Finance, Inc., 10.25% due 2/15/2012                                   724,500
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 5.1%                    ADC Telecommunications, Inc. (h):
                                  4,000,000       1% due 6/15/2008                                                    3,680,000
                                  1,025,000       3.996% due 6/15/2013 (c)                                              925,063
                                  2,726,000  Alaska Communications Systems Holdings, Inc., 9.875% due 8/15/2011       2,869,115
                                  3,500,000  Cincinnati Bell, Inc., 8.375% due 1/15/2014                              3,465,000
                                  5,100,000  LCI International, Inc., 7.25% due 6/15/2007                             4,794,000
                                    600,000  Qwest Capital Funding, Inc., 7.25% due 2/15/2011 (c)                       556,500
                                  1,600,000  Terremark Worldwide, Inc., 9% due 6/15/2009 (a)(h)                       1,488,000
                                  1,450,000  Time Warner Telecom Holdings, Inc., 7.268% due 2/15/2011 (c)             1,471,750
                                             Time Warner Telecom, Inc.:
                                    650,000       9.75% due 7/15/2008                                                   651,625
                                  6,375,000       10.125% due 2/01/2011                                               6,183,750
                                                                                                                  -------------
                                                                                                                     26,084,803
-------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.3%             3,050,000  Laidlaw International, Inc., 10.75% due 6/15/2011                        3,450,312
                                  2,500,000  Teekay Shipping Corp., 8.875% due 7/15/2011                              2,825,000
                                    675,000  Titan Petrochemicals Group Ltd., 8.50% due 3/18/2012                       603,281
                                                                                                                  -------------
                                                                                                                      6,878,593
-------------------------------------------------------------------------------------------------------------------------------
Utility - 10.1%                   4,000,000  The AES Corp., 9.375% due 9/15/2010                                      4,500,000
                                  1,250,000  Aquila, Inc., 7.625% due 11/15/2009                                      1,256,250
                                 11,675,000  Calpine Canada Energy Finance Ulc, 8.50% due 5/01/2008                   6,946,625
                                             Calpine Corp.:
                                  2,375,000       8.25% due 8/15/2005                                                 2,280,000
                                  1,625,000       8.75% due 7/15/2007                                                 1,023,750
                                  5,320,000  Centerpoint Energy, Inc., 3.75% due 5/15/2023 (h)                        6,044,850
                                  3,435,000  ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011           3,654,545
                                  3,125,000  Edison Mission Energy, 9.875% due 4/15/2011                              3,609,375
                                  2,525,000  El Paso CGP Co., 7.75% due 6/15/2010                                     2,525,000
                                             Nevada Power Co.:
                                  1,150,000       9% due 8/15/2013                                                    1,290,875
                                  3,750,000       Series A, 8.25% due 6/01/2011                                       4,190,625
                                  1,575,000       Series E, 10.875% due 10/15/2009                                    1,767,937

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2005

                                       Face
Industry+                            Amount  Corporate Bonds                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                $ 2,750,000  Reliant Energy, Inc., 6.75% due 12/15/2014                           $   2,619,375
                                  3,950,000  Sierra Pacific Power Co. Series A, 8% due 6/01/2008                      4,216,625
                                    875,000  Sierra Pacific Resources, 8.625% due 3/15/2014                             947,188
                                  1,650,000  Southern Natural Gas Co., 8.875% due 3/15/2010                           1,797,198
                                  3,450,000  Texas Genco LLC, 6.875% due 12/15/2014 (a)                               3,544,875
                                                                                                                  -------------
                                                                                                                     52,215,093
-------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 3.9%    3,300,000  Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013             3,683,625
                                  2,875,000  Iwo Escrow Co., 6.891% due 1/15/2012 (a)(c)                              2,860,625
                                             Rogers Wireless Communications, Inc.:
                                  1,100,000       6.535% due 12/15/2010 (c)                                           1,146,750
                                    250,000       8% due 12/15/2012                                                     265,938
                                  5,600,000       6.375% due 3/01/2014                                                5,572,000
                                  1,075,000  Rural Cellular Corp., 7.91% due 3/15/2010 (c)                            1,088,438
                                  2,250,000  SBA Communications Corp., 8.50% due 12/01/2012 (a)                       2,385,000
                                  3,450,000  SBA Telecommunications, Inc., 7.43%* due 12/15/2011                      3,018,750
                                                                                                                  -------------
                                                                                                                     20,021,126
-------------------------------------------------------------------------------------------------------------------------------
                                             Total Corporate Bonds (Cost - $652,114,048) - 125.2%                   645,772,467
-------------------------------------------------------------------------------------------------------------------------------

                                             Floating Rate Loan Interests (e)
-------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.6%               8,400,000  Century Cable Holdings LLC Discretionary Term Loan, due 12/31/2009       8,309,700
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                  4,870,000  Wellman, Inc. Second Lien Term Loan, due 2/10/2010                       5,046,538
-------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.3%              1,571,003  EaglePicher Holdings, Inc. Tranche B Term Loan, due 8/07/2009            1,543,510
-------------------------------------------------------------------------------------------------------------------------------
                                             Total Floating Rate Loan Interests Cost - $14,205,884) - 2.9%           14,899,748
-------------------------------------------------------------------------------------------------------------------------------

                                     Shares
                                       Held  Common Stocks
-------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                     133,624  ABX Air, Inc. (g)                                                        1,004,852
-------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.8%        188,753  Telewest Global, Inc. (g)                                                3,946,825
-------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 0.5%               136,000  Trico Marine Services, Inc. (g)                                          2,475,200
-------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                         78,039  Western Forest Products, Inc. (g)                                          351,569
-------------------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks  (Cost - $5,740,512) - 1.6%                          7,778,446
-------------------------------------------------------------------------------------------------------------------------------

                                             Preferred Stocks
-------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%                   230,000  General Motors Corp. Series C, 6.25% (h)                                 4,864,500
-------------------------------------------------------------------------------------------------------------------------------
                                             Total  Preferred Stocks (Cost - $5,748,900) - 0.9%                       4,864,500
-------------------------------------------------------------------------------------------------------------------------------

                                             Warrants (d)
-------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                   54,577  HealthSouth Corp. (expires 1/16/2014)                                      136,443
-------------------------------------------------------------------------------------------------------------------------------
                                             Total  Warrants (Cost - $0) - 0.0%                                         136,443
-------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments (Cost - $677,809,344**) - 130.6%                     673,451,604

                                             Liabilities in Excess of Other Assets - (30.6%)                       (157,854,429)
                                                                                                                  -------------
                                             Net Assets - 100.0%                                                  $ 515,597,175
                                                                                                                  =============

* Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 678,654,289
                                                                  =============
      Gross unrealized appreciation                               $  20,199,618
      Gross unrealized depreciation                                 (25,402,303)
                                                                  -------------
      Net unrealized depreciation                                 $  (5,202,685)
                                                                  =============

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2005

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine such industry sub-classifications for reporting ease.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(c)   Floating rate note.
(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Floating rate loan interests in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g)   Non-income producing security.
(h)   Convertible security.

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                        Net             Interest
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                        $ (6,541,525)        $ 6,338
      --------------------------------------------------------------------------

      Swaps outstanding as of May 31, 2005 were as follows:

      ----------------------------------------------------------------------------------------
                                                                                  Unrealized
                                                                     Notional    Appreciation
                                                                      Amount    (Depreciation)
      ----------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor Company
      and receive 4.70%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                               $675,000        $ 24,900

      Sold credit default protection on General Motors Corporation and receive 4.40%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                               $625,000         (12,065)

      Sold credit default protection on General Motors Corporation and receive 5.50%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                               $675,000             720

      ----------------------------------------------------------------------------------------
      Total                                                                           $ 13,555
                                                                                      ========

      Financial futures contracts sold as of May 31, 2005 were as follows:

      ---------------------------------------------------------------------------------------
      Number of                                  Expiration                       Unrealized
      Contracts             Issue                   Date          Face Value     Depreciation
      ---------------------------------------------------------------------------------------
         80      10 -Year U.S. Treasury Notes   September 2005    $ 9,002,519     $ (58,731)
      ---------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund VI, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund VI, Inc.

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund VI, Inc.

Date: July 15, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Corporate High Yield Fund VI, Inc.

Date: July 15, 2005